SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Share-based payment and performance rights transactions (Details)		12 Months Ended
	Oct. 05, 2018 AUD ($)	Jun. 30, 2019 AUD ($) $ / shares
SHARE BASED PAYMENTS
Volatility measure		80.00%
Maximum
SHARE BASED PAYMENTS
Exercise price (cents)	$ 1.5
Percentage of discount or premium on share options	50.00%
Minimum
SHARE BASED PAYMENTS
Exercise price (cents)	$ 0.5
Percentage of discount or premium on share options	50.00%
Performance rights
SHARE BASED PAYMENTS
Exercise price (cents)		$ 0.0
Share price	$ 1.1
Consecutive share price hurdle (in days)		10 days
Risk-free interest rate		2.02%
Expected life of an option		2 years 9 months 18 days
Class A Performance Rights
SHARE BASED PAYMENTS
Share price, VWAP hurdle		2.0
Class B Performance Rights
SHARE BASED PAYMENTS
Share price, VWAP hurdle		2.0
Class C Performance Rights
SHARE BASED PAYMENTS
Share price, VWAP hurdle		3.3